Commitments and Contingencies - Legal proceedings (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			1 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jul. 31, 2013 Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc.	Dec. 31, 2013 Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc.	Dec. 31, 2012 Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc.	Jun. 30, 2014 Ocean Rig Corcovado	Dec. 31, 2012 Ocean Rig Corcovado	Jun. 30, 2014 Ocean Rig Mylos
Legal Matters and Contingencies [Line Items]
Legal Settlements And Other	$ 1,588	$ 6,000			$ 6,000
Proceeds from legal settlements				5,000
Insurance recoveries	802,197	506,279					20,200	24,600	23,300
Allowance for doubtful receivables	2,948		2,948
Previously recoginsed insurance claim						$ 11,000